Derivative financial instruments - Schedule of Notional Amount of Foreign Exchange (Details) - Foreign currency derivatives - Financial Instruments Held For Hedging - Foreign currency exchange risk - EUR (€)
€ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 756,316	€ 595,819
Cash flow hedges
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	756,316	595,819
Cash flow hedges | USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	278,068	206,232
Cash flow hedges | CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	255,447	201,153
Cash flow hedges | GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	53,991	54,282
Cash flow hedges | JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	42,435	34,749
Cash flow hedges | HKD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	34,825	31,735
Cash flow hedges | Other
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Notional amount	€ 91,550	€ 67,668